Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WHITEHALL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

[SHIP LOGO VANGUARD (R)]

Vanguard High Dividend Yield Index Fund

Supplement Dated April 16, 2020, to the Prospectus and Summary Prospectus Dated February 27, 2020

Prospectus and Summary Prospectus Text Changes

The text and table under "Fees and Expenses" and "Example" are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None

Sales Charge (Load) Imposed on Reinvested Dividends	None

Redemption Fee	None

Account Service Fee Per Year	$20
(for certain fund account balances below $10,000)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

© 2020 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 5023A 042020

Vanguard High Dividend Yield Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

[SHIP LOGO VANGUARD (R)]

Vanguard High Dividend Yield Index Fund

Supplement Dated April 16, 2020, to the Prospectus and Summary Prospectus Dated February 27, 2020

Prospectus and Summary Prospectus Text Changes

The text and table under "Fees and Expenses" and "Example" are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None

Sales Charge (Load) Imposed on Reinvested Dividends	None

Redemption Fee	None

Account Service Fee Per Year	$20
(for certain fund account balances below $10,000)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

© 2020 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 5023A 042020